Share-based compensation (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Balance, Number	132,108
RSUs granted Number	50,782
RSUs vested Number	(49,682)
RSUs forfeited Number	(13,505)
Balance, Number	119,703	132,108
Balance, Fair Value	$ 8.91
RSUs granted Fair Value	4.43
RSUs vested Fair Value	9.03
RSUs forfeited Fair Value	9.00
Balance, Fair Value	$ 6.95	$ 8.91
Balance, Weighted Average Remaining Contractual Year	1 year 8 months 16 days	2 years 1 month 28 days
Balance, Aggregate Intrinsic Value	$ 1,058
RSUs granted Aggregate Intrinsic Value	218
RSUs vested Aggregate Intrinsic Value	205
Balance, Aggregate Intrinsic Value	$ 334	$ 1,058